Related Party Transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions
Related Party Transaction
8.	Related Party Transactions:

The transactions we have with related parties include compensation arrangements for current compensation, share based compensation, compensation under options, share purchase as investor and short term loan from the company director.

Executive officers and directors participate in the Corporation’s stock option plan. Certain Executive officers are covered under the Corporation’s health plan.

Key management personnel compensation is comprised of:

	Three months		Six months
	ended June 30,		ended June 30,
	2023	2022	2023	2022

Salaries and bonus	20,000	60,000	120,000	360,000
Short-term employee benefits	495	598	987	1,181
Stock-based compensation	-	349,259	-	411,526

	$20,495	$409,857	$120,987	772,707

Total honorariums to the independent directors of the Corporation for participating in Board and Committee meetings were nil for the period ended June 30, 2023 and 2022, respectively.

The former Chief Financial Officer received salary compensation as an individual in the amount of $62,500 for the period ended June 30, 2023. We also made payments based on contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $46,066 for the period ended June 30, 2023

The former Corporate Legal Counsel receives no salary compensation as an individual and receives no deferred or incentive compensation. We made payments based on contract for services rendered to a corporation controlled by him.  Amounts paid under this arrangement were $141,717 for the period ended June 30, 2023 and $242,500 for the period ended June 30, 2022, respectively.

On April 17, 2023, we signed a short-term loan agreement with the company’s director, James G, Robinson. The principal amount of the loan is $1,000,000 of which $500,000 was received on April 25, 2023, $250,000 was received on June 5, 2023. The loan bear interest, compound annually, at 10%. Total of $10,989 interest expense has been accrued for the loan by the end of June 30,2023.